Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended			12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Oct. 31, 2012	Mar. 31, 2012	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Apr. 07, 2011	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Apr. 30, 2011 Jingle Networks, Inc	Dec. 31, 2011 Jingle Networks, Inc	Apr. 30, 2011 Jingle Networks, Inc Restricted Stock	Apr. 07, 2012 Jingle Networks, Inc Restricted Stock	Dec. 31, 2011 Jingle Networks, Inc Minimum	Dec. 31, 2011 Jingle Networks, Inc Maximum	Apr. 30, 2011 Class B	Dec. 31, 2012 Class B Restricted Stock
Business Acquisition [Line Items]
Percentage of stock acquired						100.00%
Cash, net of cash acquired						$ 15,800,000
Business acquisition, shares issued at acquisition																		1,019,103
Future consideration, net of working capital adjustments						17,600,000
Future consideration payable, cash or share						18,000,000
Increase in deferred consideration for share payment						5.00%
Cash paid, net of working capital and other adjustments			16,900,000
Cash paid, net of working capital and other adjustments, for 18 Months	17,900,000
Business acquisition, restricted shares issued							1,343,250	1,603,899	1,613,000					462,247					202,000
Business acquisition share based compensation, amount paid															3,300,000
Business acquisition share based compensation, vesting period												4 years
Fair value of shares issued				7,600,000		7,603,000
Business acquisition, share price				$ 7,460,000
Fair value of future consideration				34,700,000
Business acquisition, discounted rate of company's incremental borrowing				2.00%
Business acquisition, acquisition related costs				1,900,000
Business acquisition future obligation of non-cancelable lease and other costs				372,000
Acquisition and separation related costs		132,000		753,000	1,890,000
Business acquisition, estimation of net operating loss carryforwards				7,000,000	2,600,000
Intangible assets													$ 11,966,000
Business acquisition, period of amortization of intangible assets										12 months	84 months					12 months	36 months
Weighted average life of intangible assets													2 years 4 months 24 days